Consolidated Statements of Cash Flows (FY) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Shares of warrants		1,000,000
Fair value of warrants		$ 2,000
Placement Agency [Member]
Shares of warrants		700,000
Fair value of warrants		$ 100
Option Agreement [Member]
Number of shares terminated	1,000,000
AFE [Member]
Accounts receivable exchanged	$ 100	$ 150
Additional investment	$ 100	$ 150